OMB Approval
OMB Number:	3235-0578
Expires:
Estimated average burden
hours per response:

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-2957

Keyco Bond Fund, Inc.

(Exact name of registrant as specified in charter)

27777 Franklin Road, Suite 1630 Southfield, Michigan	48034
(Address of principal executive offices)	(Zip code)

Joel D. Tauber, President

Keyco Bond Fund, Inc.

27777 Franklin Road, Suite 1630

Southfield, Michigan 48034

(Name and address of agent for service)

Registrant’s telephone number, including area code: (248) 353-0790

Date of fiscal year end: September 30

Date of reporting period: December 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

KEYCO BOND FUND, INC.

Item 1.    Schedule of Investments.

Keyco Bond Fund, Inc.

Schedule of Investments (unaudited)

December 31, 2012

Long-Term State and Municipal Obligations	Principal Amount	Fair Value
Michigan (17.3% of investment fair value)
Detroit, Michigan, City School District, 5.5%, May 2022 (FGIC insured, Q-SBLF enhanced)	$500,000	$507,775
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2024 (AGM insured)	350,000	354,750
Fowlerville, Michigan, Community Schools, 3%, May 2025 (Q-SBLF enhanced)	500,000	509,390
Galesburg-Augusta, Michigan, Community Schools, 5%, May 2014 (National FGIC insured, Q-SBLF enhanced)	100,000	105,592
Grand Ledge, Michigan, Public Schools, 5%, May 2022 (National FGIC insured, Q-SBLF enhanced)	400,000	434,164
Michigan Municipal Bond Authority Revenue, Clean Water, State Revolving Fund, 5%, October 2022	325,000	361,657
Michigan State Housing Development Authority, Rental Housing Revenue, Series A-2, 4.5%, October 2036	500,000	515,615
Rockford, Michigan, Public Schools, 5%, May 2028 (AGM insured, Q-SBLF enhanced)	400,000	443,448
Utica, Michigan, Community Schools, 5%, May 2020 (Q-SBLF enhanced)	400,000	415,680
Wayland, Michigan, Union School District, 5%, May 2026 (AGM insured, Q-SBLF enhanced)	650,000	733,291
Zeeland, Michigan, Public Schools, 5%, May 2023 (National insured, Q-SBLF enhanced)	225,000	239,159

	4,350,000	4,620,521

All Other States and Territories (72.0% of investment fair value)
Birmingham, Alabama, Capital Improvement, 4.5%, December 2029 (AMBAC insured)*	375,000	412,147
Colorado State Board of Governors University Enterprise System Revenue, 5.25%, March 2027 (National FGIC insured)	200,000	222,592
University of Colorado, Enterprise System Revenue, 5%, June 2032 (National insured)	500,000	568,875
District of Columbia, Series A, 4.75%, June 2031 (AGM FGIC insured)	430,000	475,438
District of Columbia, Series A, 4.75%, June 2033 (National FGIC insured)	400,000	439,268
Collier County, Florida, School Board Certificates of Participation, 4.625%. February 2026 (AGM insured)	425,000	462,540
Gainesville, Florida, Utilities System Revenue, 6.5%, October 2014	515,000	563,096
Jacksonville, Florida, Sales Tax Revenue, 5%, October 2023 (National insured)	100,000	103,525
Miami-Dade County, Florida, School Board, Certificates of Participation, Series D, 5%, August 2029 (National FGIC insured)	100,000	102,733
Pinellas County, Florida, Sewer Revenue, 4.75%, October 2027 (AGM insured)	190,000	196,418
Florida State Board of Education, Public Education, Series C, Capital Outlay, 4.75%, June 2034	500,000	554,250
Florida State Turnpike Authority, Turnpike Revenue, Department of Transportation, 5%, July 2027 (National FGIC insured)	500,000	569,390
Georgia State, Series D, 4%, December 2015	150,000	155,156
Honolulu, Hawaii, City and County Wastewater System Revenue, Series A, 5%, July 2031 (National insured)	350,000	386,239
Hawaii State, 5.5%, August 2028	500,000	606,875

Keyco Bond Fund, Inc.

Schedule of Investments (unaudited)

December 31, 2012

Long-Term State and Municipal Obligations	Principal Amount	Fair Value
All Other States and Territories (continued)
Chicago, Illinois, Board of Education, Dedicated Revenue, 5%, December 2027 (AGM insured)	$470,000	$519,463
Southern Illinois University Revenue, 5%, April 2026 (National insured)	750,000	795,975
Springfield, Illinois, Water Revenue, 5.5%, March 2032	500,000	592,355
Indiana Bond Bank Revenue, Series C-1, 4.75%, February 2030	480,000	526,123
Indiana Finance Authority, Highway Revenue, 4.5%, June 2029 (National FGIC insured)	975,000	1,080,134
Lawrence, Massachusetts, State Qualified, 5%, April 2027 (AMBAC insured)*	500,000	573,470
Clark County, Nevada, 5%, November 2024 (AMBAC insured)*	300,000	337,335
Las Vegas Valley, Nevada, Water District, Series A, 5%, February 2037	250,000	277,345
Mercer County, New Jersey, Improvement Authority Revenue, State Justice Complex, 6.4%, January 2018	400,000	461,176
New Jersey State, Various Purpose, 4.5%, April 2021 (AMBAC insured)*	350,000	368,249
New York, New York, Series O, 5%, June 2022 (CIFG insured)	325,000	356,837
New York, New York, Series M, 5%, April 2025 (FGIC insured)	315,000	341,391
New York, New York, City Transitional Finance Authority Future Tax Secured Refunding, Series A-1, 4.375%, November 2024	500,000	530,550
New York, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue, Series DD, 5.625%, June 2028	500,000	602,260
New York State, Dormitory Authority, Series F, 5%, March 2020 (AGM insured)	95,000	104,682
Western Nassau County, New York, Water Authority, Water System Revenue, 5%, May 2024 (AMBAC insured)*	500,000	530,025
North Dakota State, Housing Finance Agency, Series E, Housing Finance Program, 4.75%, July 2030	455,000	482,036
Toledo, Ohio, City School District, 5%, December 2025 (AGM insured)	250,000	260,743
Puerto Rico Electric Power Authority, Power Revenue, Series PP, 5%, July 2023 (National FGIC insured)	575,000	577,375
Puerto Rico Public Finance Corporation Commonwealth Appropriation, 5.375%, June 2017 (AMBAC insured)*	565,000	674,299
Texas A & M University, Revenue Financing System, Series B, 4.75%, May 2032	400,000	455,848
Corpus Christi, Texas, Business and Job Development Corporate Sales Tax Revenue, 5%, September 2021 (AMBAC insured)*	475,000	483,787
Texas State Transportation Commission Mobility Fund, 4.5%, April 2032	620,000	690,215
Utah State Building Authority, Lease Revenue, State Facilities Master Lease, 5%, May 2030	400,000	453,200
Fairfax County, Virginia, Economic Development Authority, Laurel Hill Public Facilities Project, 5%, June 2021	100,000	102,940
Washington State, Series C, 5%, January 2032 (National FGIC insured)	365,000	410,694
Washington State, Various Purpose, Series A, 5%, July 2032	295,000	336,377

Keyco Bond Fund, Inc.

Schedule of Investments (unaudited)

December 31, 2012

Long-Term State and Municipal Obligations	Principal Amount	Fair Value
All Other States and Territories (continued)
Washington State Motor Vehicle Fuel Tax, Series B-2, 4%, August 2014	$250,000	$264,170
Washington State Motor Vehicle Fuel Tax, Series B-2, 2%, August 2016	240,000	250,666

	17,435,000	19,258,262

Total bonds	21,785,000	23,878,783
Money Market Fund (9.6%)
Goldman Sachs Financial Square Tax-Free Money Market	2,557,390	2,557,390

Total investment portfolio	$24,342,390	26,436,173

Other assets less liabilities (1.1%)		288,364

Net assets (100%)		$26,724,537

*	This bond is covered by insurance issued by Ambac Assured Corporation (“AMBAC”). On November 8, 2010, Ambac Financial Group, Inc., the holding company of AMBAC, announced that it had filed for Chapter 11 bankruptcy protection. The impact that this event may have on the ability of AMBAC to guarantee timely payment of principal and interest on these bonds when they fall due is not known at this time.

Notes to Investment Portfolio:

On December 31, 2012, the cost on a tax basis of investments in securities was $22,344,419. Net unrealized appreciation totaled $1,534,364 of which $1,653,049 related to appreciated securities and $118,685 related to depreciated securities.

Various inputs are used to determine the value of the Fund’s investments. These inputs are summarized in three broad levels listed below:

Level 1:	Quoted prices in active markets for identical securities.

Level 2:	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of the investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments as of December 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Tax-exempt municipal bonds	$—	$23,878,783	$—
Money market fund	2,557,390	—	—

Total	$2,557,390	$23,878,783	$—

Item 2.    Controls and Procedures.

(a) Based on their evaluation of registrant’s disclosure control and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), within 90 days prior to the filing of this report, the registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting, including no significant deficiencies or material weaknesses that required corrective action.

Item 3.    Exhibits.

(1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEYCO BOND FUND, INC.

By:	/s/ Joel D. Tauber
Joel D. Tauber, President

Date: January 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joel D. Tauber
Joel D. Tauber, President

Date: January 23, 2013

By:	/s/ Ellen T. Horing
Ellen T. Horing, Treasurer

Date: January 23, 2013

EXHIBIT INDEX

Exhibit No.	Description

EX.99.302CERT (2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.